Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings Per Share

16. Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income attributable to ordinary shareholders—basic	4,312,213	4,754,827	6,809,056
Plus: Interest expense of convertible senior notes	—	—	45,809
Net income attributable to ordinary shareholders—diluted	4,312,213	4,754,827	6,854,865
Shares (Denominator):
Weight average ordinary shares outstanding—basic	796,097,532	819,961,265	809,442,862
Plus:
Incremental weighted-average ordinary shares from assumed exercise of ordinary share units and restricted share units using the treasury stock method	49,972	—	—
Dilutive effect of convertible senior notes	—	—	10,830,669
Weight average ordinary shares outstanding—diluted	796,147,504	819,961,265	820,273,531
Earnings per share—basic	5.42	5.80	8.41
Earnings per share—diluted	5.42	5.80	8.36

7,447,313, 6,811,546 and 6,024,675 ordinary shares transferred to ZTO ES were considered issued but not outstanding as of December 31, 2020, 2021 and 2022, respectively, and therefore not included in the calculation of basic and dilutive earnings per share.